Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Summary of Analysis of Activity of Related-Party Loans

The following is an analysis of activity of related-party loans for the years ended December 31:

(Dollars in thousands)	2018	2017

Balance at beginning of year	$505	$321

New loans and advances	114	478

Repayments, including loans sold	203	294

Changes in related parties[1]	714	–

Balance at end of year	$1,130	$505

[1]The adjustment made in 2018 relates to the retirement of a director and the addition of two new directors.